Background (Details) $ in Millions, $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 20, 2021 USD ($) vehicle payment	Jan. 31, 2020 employee	Mar. 31, 2021 USD ($) lease vehicle claim	Dec. 31, 2020 USD ($) vehicle	Dec. 31, 2020 USD ($) lease vehicle claim	Jan. 28, 2021 CAD ($)	Jan. 27, 2021 CAD ($)	Jan. 13, 2021 CAD ($)	Nov. 24, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 15, 2020 USD ($)	Jul. 24, 2020 USD ($) employee	May 05, 2020 USD ($)	Mar. 04, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument
Forbearance and waiver agreement payment													$ 30
Payments under bankruptcy court order for operating lease	$ 756											$ 650
Number of payments under bankruptcy court order for operating lease	9											6
Monthly payments under bankruptcy court order for operating lease	$ 84			$ 108
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	157,262			182,521	182,521
Minimum cumulative vehicle disposition proceeds amount	$ 2,000
Number of vehicles disposed under bankruptcy court order, actual | vehicle				198,000
Off airport leases rejected | lease			278		359
Airport leases rejected | lease			26		66
Number of proofs of claims filed | claim			15,000		14,600
Number of proofs of claims filed, amount			$ 104,900		$ 104,500
Outstanding principal				$ 2,700	2,700										$ 200	$ 2,700
Cash and cash equivalents			1,087	1,096	1,096											865
Financing arrangement, liquidity				2,200	2,200
DIP Credit Agreement
Debt Instrument
Liquidity maintenance test			$ 275	275	275
Subsequent Event
Debt Instrument
Payments under bankruptcy court order for operating lease	$ 756
Number of payments under bankruptcy court order for operating lease | payment	9
Monthly payments under bankruptcy court order for operating lease	$ 84
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	157,262
Minimum cumulative vehicle disposition proceeds amount	$ 2,000
Vehicle
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	121,510
Number of vehicles disposed under bankruptcy court order, actual | vehicle			14,000
Vehicle | Subsequent Event
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	121,510
Non-vehicle
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	113,381
Number of vehicles disposed under bankruptcy court order, actual | vehicle			9,000
Outstanding principal			$ 740	243	243											$ 3,721
Non-vehicle | Subsequent Event
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle	113,381
HVF II Series 2013-A Notes
Debt Instrument
Forbearance agreement, aggregate principal amount of notes, percent														77.00%
Outstanding principal															$ 4,900
HVF II Series 2013-A Notes | Vehicle
Debt Instrument
Outstanding principal			1,665	1,940	1,940
D F L F Series20201 Notes | Vehicle
Debt Instrument
Outstanding principal				400	400
Funding LP Series 2021-A | Revolving Credit Facility
Debt Instrument
Aggregate maximum borrowings							$ 350
Funding LP Series 2021-A | Subsequent Event | Revolving Credit Facility
Debt Instrument
Aggregate maximum borrowings						$ 350
Outstanding obligations amount						$ 120
Debtor In Possession Credit Agreement
Debt Instrument
DIP credit agreement, amount											$ 1,650
DIP credit agreement, minimum draw amount										$ 250
Debtor In Possession Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument
DIP credit agreement, interest rate (percent)										7.25%
DIP credit agreement, interest rate floor (percent)										0.0100
Debtor In Possession Credit Agreement | Vehicle
Debt Instrument
DIP credit agreement, amount				$ 1,100	1,100			$ 400	$ 1,000
Debtor In Possession Credit Agreement | Vehicle | Subsequent Event
Debt Instrument
DIP credit agreement, amount								$ 400
Debtor In Possession Credit Agreement | Non-vehicle
Debt Instrument
DIP credit agreement, amount			$ 800							$ 800
Secured Fleet Financing | Vehicle
Debt Instrument
DIP credit agreement, amount									$ 4,000
U. S. Car Rental
Debt Instrument
Decrease in purchase commitments					$ 4,000
Restructuring Plan Impact of C O V I D19 | Americas RAC Segment
Debt Instrument
Number of positions eliminated | employee		11,000
Restructuring Plan Impact of C O V I D19 | Other Restructuring
Debt Instrument
Number of positions eliminated | employee		20,000